Business Segment Information (Schedule of Selected Geographic Information) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenues	$ 1,466	$ 1,379	$ 1,385	$ 1,537	$ 1,452	$ 1,425	$ 1,422	$ 1,340	$ 5,767	$ 5,639	$ 4,913
Property, plant & equipment, net	130				130				130	130
United States
Segment Reporting Information [Line Items]
Revenues									3,031	2,705	2,260
Property, plant & equipment, net	57				50				57	50
Middle East
Segment Reporting Information [Line Items]
Revenues									857	1,027	884
Europe
Segment Reporting Information [Line Items]
Revenues									961	1,058	989
Australia
Segment Reporting Information [Line Items]
Revenues									324	288	329
Canada
Segment Reporting Information [Line Items]
Revenues									46	39	21
Africa
Segment Reporting Information [Line Items]
Revenues									152	197	133
Asia
Segment Reporting Information [Line Items]
Revenues									203	214	190
United Kingdom
Segment Reporting Information [Line Items]
Property, plant & equipment, net	40				44				40	44
Other countries
Segment Reporting Information [Line Items]
Revenues									193	111	$ 107
Property, plant & equipment, net	$ 33				$ 36				$ 33	$ 36